Cover	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2022
Entity File Number	000-10810
Entity Registrant Name	KIEWIT ROYALTY TRUST
Entity Central Index Key	0000711477
Entity Tax Identification Number	47-6131402
Entity Incorporation, State or Country Code	NE
Entity Address, Address Line One	Trust Division
Entity Address, Address Line Two	U.S. Bank National Association
Entity Address, Address Line Three	1700 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68102
City Area Code	402
Local Phone Number	536-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false